Real Estate Facilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Real Estate [Abstract]
Summary of Activity in Real Estate Facilities
The following summarizes the activity in real estate facilities during the six months ended June 30, 2026:

Real estate facilities
Balance at December 31, 2025	512,513,507
Improvements and additions	15,698,293
Impact of foreign exchange rate changes	(11,011,458)

Balance at June 30, 2026	$517,200,342

Accumulated depreciation
Balance at December 31, 2025	(41,047,473)
Depreciation expense	(6,614,228)
Impact of foreign exchange rate changes	756,201

Balance at June 30, 2026	$(46,905,500)

The following summarizes the activity in real estate facilities during the years ended December 31, 2025 and 2024:

Real estate facilities
Balance at December 31, 2023	514,006,885
Improvements and additions	7,898,421
Impact of foreign exchange rate changes	(23,613,326)

Balance at December 31, 2024	498,291,980
Improvements and additions	608,881
Impact of foreign exchange rate changes	13,612,646

Balance at December 31, 2025	$512,513,507

Accumulated depreciation
Balance at December 31, 2023	(15,660,337)
Depreciation expense	(12,680,596)
Impact of foreign exchange rate changes	695,763

Balance at December 31, 2024	(27,645,170)
Depreciation expense	(12,748,427)
Impact of foreign exchange rate changes	(653,876)

Balance at December 31, 2025	$(41,047,473)